Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Investments and Other Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Investments and Other Assets [Abstract]
Other investments	€ 859	€ 6
Other assets	137	137
Total	€ 996	€ 144